Related Party Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($)		Apr. 30, 2026	Oct. 31, 2025
Xiaozhong Lin [Member]
Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	[1]	$ 109,403	$ 36,815
Xuefen Zhang [Member]
Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties	[2]	267,010
Related Party
Schedule of Amount Due from Related Parties [Line Items]
Amount due from related parties		$ 376,413	$ 36,815

[1]	Xiaozhong Lin, Chairman and CEO of the Company
[2]	Xuefen Zhang, director and Chief Operating Officer of the Company